COMPASS 2 & 3 VARIABLE ACCOUNTS

          Supplement to the Current Statement of Additional Information

Effective immediately, with respect to Capital Appreciation Variable Account, the sub-heading entitled "Appendix F - Other Accounts", in the section entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of June 30, 2007 were as follows:

--------------------------- ------------------------------------ ----------------------------------- -----------------------------
                              Registered Investment Companies      Other Pooled Investment Vehicles              Other Accounts
--------------------------- ------------------------------------ ----------------------------------- -----------------------------
--------------------------- -------------- --------------------- --------------- ------------------- ---------------- ------------
Name                       Number of       Total Assets*        Number of         Total Assets         Number of       Total Assets
                           Accounts*                             Accounts                              Accounts
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------
Jeffrey C. Constantino          5           $7.58 billion            1           $175.63 million            0              N/A
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------
Stephen K. Pesek                9           $10.50 billion           1           $175.63 million            0              N/A
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------
Maureen Pettirossi              7           $7.58 billion            1           $175.63 million            0              N/A
------------------------- -------------- --------------------- --------------- --------------------- ---------------- -----------

----------------
*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

                 The date of this Supplement is August 1, 2007.